OIL AND GAS PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Undeveloped unevaluated acreage
Beginning Balance	$ 0	$ 2,886
Lease purchases	546	0
Assets conveyed	23,915	0
Transfer and other reclassification to evaluated properties	0	(2,886)
Total undeveloped acreage	24,461	0
Wells in progress:
Beginning Balance	0	6,042
Additions	7,453	0
Disposition of wells in progress for elimination of accrued expenses for drilling	0	(5,198)
Reclassification to evaluated properties	0	(844)
Total wells in progress and not subject to DD&A	$ 7,453	$ 0